Initial Public Offering - Additional Information (Detail) - USD ($)			12 Months Ended
	Jan. 12, 2023	Jan. 12, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Unit price per share		$ 10
Gross proceeds from initial public offering			$ 0	$ 375,000,000
Deferred underwriting commissions			$ 13,125,000	13,125,000	$ 13,125,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of founder shares purchased by sponsor	32,924,036
Gross proceeds from initial public offering				$ 375,000,000
CommonStockConversionBasis		one-fourth of one
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares of common stock converted from each warrant (in shares)		1
Warrant exercise price		$ 11.5
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs		$ 21,300,000
Deferred underwriting commissions		$ 13,100,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Unit price per share		$ 10
Number of founder shares purchased by sponsor		37,500,000
Gross proceeds from initial public offering		$ 375,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of founder shares purchased by sponsor		2,500,000